Critical Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Critical Accounting Judgments, Estimates and Assumptions	Critical Accounting Judgments, Estimates and Assumptions
The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses as well as the disclosure of commitments and contingencies. Actual results may differ from these estimates and such differences may be material to the consolidated financial statements.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.
Determination of useful lives of property, plant and equipment – The Company periodically assesses the estimated useful lives of property, plant and equipment. Changes in these estimates could result in adjustments to the depreciation amounts in future periods.
Inventory Valuation – Work in process and finished goods are valued based on the cost of direct materials, indirect materials and overhead costs based on normal operating capacity, as estimated using historical experience and expected production under normal conditions.
Inventory allowances are made for the estimated losses due to obsolescence based on expected demand and market conditions, expected pricing and the age and quality of inventory. Inventory allowances are made on an item-by-item basis, except where it may be appropriate to group similar or related items. When estimating the net realizable value, the Company makes judgments in determining future demand and future sales prices. Changes to these estimates could result in adjustments to the inventory allowance in future periods. See Note 8. Inventories.
Business Combinations – The Company allocates the purchase price of the acquisition to the assets acquired and liabilities assumed based on their estimated fair value as of the acquisition date. The excess of the purchase price over the fair values of the identifiable assets and liabilities is recorded to goodwill. See Note 5. Business Combination.
The Company uses estimates and assumptions in the valuation of acquired intangible assets’ fair value under the income valuation approach. The income approach requires management’s estimation of future cash flows, expected revenue growth rates, royalty rates, technology migration curve and discount rate applied to future cash flows. The Company makes reasonable and significant judgment and estimates in generating these inputs and assumptions which are inherently subjective in nature and, therefore, are considered critical accounting estimates.
Impairment Assessment of Non-Financial Assets – The Company reviews, at each reporting date, the carrying amount of the Company’s property, plant and equipment, and finite lived intangible assets and the Company makes judgments to determine whether there is any indication that those assets have suffered an impairment loss. The Company also tests goodwill for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired.
Impairment exists when the carrying value of an asset or CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on a discounted cash flow analysis that a potential buyer would perform in determining a transaction value of the CGU less incremental costs for disposing of the asset. The value in use calculation is based on a discounted cash flow model. When preparing the discounted cash flow analysis, the Company makes judgments in determining the independent cash flows related to specific CGUs based on its asset usage and manufacturing capabilities. In determining the recoverable amount, judgments are made in estimating the discount rate for the discounted cash flow model and in estimating the remaining useful lives of assets and the expected future revenue and expenses associated with the assets. Changes in these estimates based on changes in economic conditions or business strategies could result in adjustments to impairment charges in future periods. See Note 9. Property, Plant and Equipment.
Provisions for Asset Retirement Obligations (“AROs”) – The Company records a provision for site restoration costs as required by legal and contractual obligations if it is determined to be probable that it will incur such costs upon any retirement. The Company has estimated costs based on available information about the extent of restoration work required. The provision has been calculated using discount rates based on the risk-free rates in the jurisdiction of the liability. The site restoration costs are expected to be incurred on site abandonment for owned property and on lease expiration for land held under lease. In estimating the expected timing of incurring site restoration costs, the Company has considered various factors, including the remaining useful lives of the underlying property, plant and equipment. The Company makes judgments in determining the likelihood and timing of settlement of the AROs, the costs to be incurred and the discount rates to be used. The ultimate site restoration costs are uncertain, as costs can vary in response to internal and external factors, and the expected timing of expenditure can also change. Changes to these estimates could result in adjustments to the provision established in the future. See Note 15. Provisions for the carrying amount of the provision for AROs.
Income Taxes and Realization of Deferred Tax Assets – In determining taxable income for financial statement reporting purposes, management makes certain estimates and judgments specific to taxation issues. These estimates and judgments are applied in the calculation of certain tax liabilities and in the determination of the recoverability of deferred tax assets, which arise from temporary differences between the recognition of assets and liabilities for income tax and financial statement reporting purposes.
Deferred taxes are recognized for unused losses, among other factors, to the extent that it is probable that taxable profit will be available against which the losses can be utilized.
This evaluation requires the exercise of judgment with respect to, among other things, benefits that could be realized from available tax strategies and future taxable income, as well as other positive and negative factors. The ultimate realization of deferred tax assets is dependent upon, among other things, the Company’s ability to generate future taxable income that is sufficient to utilize loss carry-forwards or tax credits before their expiration or the Company’s ability to implement prudent and feasible tax planning strategies.
If estimates of projected future taxable income and benefits from available tax strategies are reduced as a result of a change in the assessment or due to other factors, or if changes in current tax regulations are enacted that impose restrictions on the timing or extent of the Company’s ability to utilize net operating losses and tax credit carry-forwards in the future, the Company may be required to reduce the amount of total deferred tax assets resulting in a decrease of total assets. Likewise, a change in the tax rates applicable in the various jurisdictions or unfavorable outcomes of any ongoing tax audits could have a material impact on the future tax provisions in the periods in which these changes could occur.
In addition, the calculation of tax liabilities involves dealing with uncertainties in the application of complex tax rules and the potential for future adjustment of uncertain tax positions by the tax authorities in the countries in which the Company operates. If estimates of these taxes are greater or less than actual results, an additional tax benefit or charge may result.
Share-based compensation – Share-based compensation expense is recognized based on the grant date fair value of the awards. The fair value of Restricted Share Units (“RSUs”) is determined based on the closing price of the ordinary stock on the date of grant. The fair value of share options is estimated using the Black-Scholes option pricing model for options. The fair value of Performance Share Units (“PSUs”) is estimated using a Monte Carlo simulation. Both models require management to make certain assumptions of future expectations based on historical and current data. The assumptions include the estimated fair value of the Company’s stock, expected term of the awards, expected volatility, dividend yield and risk-free interest rate. These estimates involve inherent uncertainties and the application of management’s judgment.
The principles of modification accounting are applied when a new share-based payment is granted as a replacement for another share-based payment that is cancelled. When modification accounting is applied, the entity accounts for any incremental fair value in addition to the grant-date fair value of the original award. In the case of a replacement, the incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award, both measured at the date on which the replacement award is issued. The net fair value is the fair value of the cancelled award measured immediately before the cancellation, less any payment made to the employees on cancellation.
A package of modifications might include several changes to the terms of a grant, some of which are favorable to the employee and some not. In the event the net effect is not beneficial to the employee, cancellation accounting will be applied. Cancellations or settlements of equity-settled share-based payments during the vesting period by the Company are accounted for as accelerated vesting; therefore, the amount that would otherwise have been recognized for services received is recognized immediately.
In September 2023, the People and Compensation Committee of GlobalFoundries approved a modification to the 2023 PSUs, to adjust the return on invested capital (“ROIC”) performance threshold. The modification did not increase the fair value of the 2023 PSUs as the non-market performance condition was not considered when determining the fair value on the modification date. The Company cumulatively adjusted the expense based on the number of shares probable of vesting based on ROIC metrics and the grant date fair value.